OPERATING INCOME - Interest and valuation on financial instruments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING INCOME
Interest on debt instruments using the effective interest method	$ 714,677	$ 728,238	$ 741,684
Interest and valuation on financial instruments	1,436,106	1,665,513	549,219
Total Interest and valuation on financial instruments	2,150,783	2,393,751	1,290,903
Discontinued operations
OPERATING INCOME
Interest and valuation on financial instruments	353,881	328,428	317,162
Discontinued operations | Banistmo S.A.
OPERATING INCOME
Total Interest and valuation on financial instruments	353,881	328,428	317,162
Debt investments
OPERATING INCOME
Interest and valuation on financial instruments	1,380,073	1,289,472	614,609
Derivatives
OPERATING INCOME
Interest and valuation on financial instruments	41,679	150,808	(158,635)
Spot transactions
OPERATING INCOME
Interest and valuation on financial instruments	30,390	(10,817)	(43,528)
Repos
OPERATING INCOME
Interest and valuation on financial instruments	$ (16,036)	$ 236,050	$ 136,773